Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Financial assets
Cash and deposits with banks	$ 63,861
Securities	175,879	$ 161,401
Cash collateral on securities borrowed	15,326	12,368
Securities purchased under resale agreements	69,213	67,572
Loans
Residential mortgages	269,706	251,526
Credit card	16,479	11,134
Business and government	188,542	150,213
Derivative instruments	43,035	35,912
Customers' liability under acceptances	11,574	10,958
Deposits
Bank	22,523	20,246
Derivative instruments	52,340	32,101
Obligations related to securities sold short	15,284	22,790
Obligations related to securities sold under repurchase agreements	77,171	71,880
Subordinated indebtedness	6,292	5,539
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	62,193	56,701
Securities	52,484	35,159
Cash collateral on securities borrowed	15,326	12,368
Securities purchased under resale agreements	53,626	60,482
Loans
Residential mortgages	269,409	251,230
Personal	44,527	41,129
Credit card	15,695	10,509
Business and government	186,485	123,054
Customers' liability under acceptances	11,574	10,958
Other assets	26,387	21,054
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	1,668	296
Securities	67,296	72,192
Securities purchased under resale agreements	15,587	7,090
Loans
Residential mortgages	4	16
Business and government	758	25,651
Derivative instruments	43,035	35,912
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities		53
Loans
Business and government	205	332
Financial assets at fair value through OCI [member]
Financial assets
Securities	56,099	53,997
Carrying value [member]
Financial assets
Cash and deposits with banks	63,861	56,997
Securities	175,879	161,401
Cash collateral on securities borrowed	15,326	12,368
Securities purchased under resale agreements	69,213	67,572
Loans
Residential mortgages	269,413	251,246
Personal	44,527	41,129
Credit card	15,695	10,509
Business and government	187,448	149,037
Derivative instruments	43,035	35,912
Customers' liability under acceptances	11,574	10,958
Other assets	26,387	21,054
Financial liabilities at amortised cost [member]
Deposits
Personal	220,244	205,461
Business and government	383,502	334,632
Bank	22,523	20,246
Secured borrowings	44,110	41,539
Acceptances	11,586	10,961
Cash collateral on securities lent	4,853	2,463
Obligations related to securities sold under repurchase agreements	73,084	67,905
Other liabilities	19,830	16,854
Subordinated indebtedness	6,292	5,539
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	52,340	32,101
Obligations related to securities sold short	15,284	22,790
Other liabilities	102	113
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	11,851	8,471
Business and government	13,686	9,756
Secured borrowings	1,656	1,053
Obligations related to securities sold under repurchase agreements	4,087	3,975
Other liabilities	22	51
Carrying value [member]
Deposits
Personal	232,095	213,932
Business and government	397,188	344,388
Bank	22,523	20,246
Secured borrowings	45,766	42,592
Derivative instruments	52,340	32,101
Acceptances	11,586	10,961
Obligations related to securities sold short	15,284	22,790
Cash collateral on securities lent	4,853	2,463
Obligations related to securities sold under repurchase agreements	77,171	71,880
Other liabilities	19,954	17,018
Subordinated indebtedness	6,292	5,539
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	63,861	56,997
Securities	173,663	161,712
Cash collateral on securities borrowed	15,326	12,368
Securities purchased under resale agreements	69,213	67,572
Loans
Residential mortgages	262,865	249,786
Personal	44,394	41,114
Credit card	15,775	10,509
Business and government	186,967	148,960
Derivative instruments	43,035	35,912
Customers' liability under acceptances	11,574	10,958
Other assets	26,387	21,054
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(2,216)	311
Loans
Residential mortgages	(6,548)	(1,460)
Personal	(133)	(15)
Credit card	80
Business and government	(481)	(77)
Financial liabilities at fair value [member]
Deposits
Personal	231,532	213,949
Business and government	397,145	345,533
Bank	22,523	20,246
Secured borrowings	45,507	42,838
Derivative instruments	52,340	32,101
Acceptances	11,586	10,961
Obligations related to securities sold short	15,284	22,790
Cash collateral on securities lent	4,853	2,463
Obligations related to securities sold under repurchase agreements	77,171	71,880
Other liabilities	19,954	17,018
Subordinated indebtedness	6,329	5,820
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(563)	17
Business and government	(43)	1,145
Secured borrowings	(259)	246
Subordinated indebtedness	$ 37	$ 281